Restatement of Prior Period	6 Months Ended
Dec. 31, 2022
Restatement of Prior Period
Restatement of Prior Period

19. Restatement of Prior Period

As of and for the fiscal year ended June 30, 2022, the Company previously reported no valuation allowance against the Company’s net deferred tax assets and the Company previously reported no goodwill impairment charge against the Bioprocessing Systems reporting unit’s goodwill.  Upon further analysis, the Company has determined the net deferred tax assets which includes net operating loss carry-forwards and other tax credits, are more likely not to be realized and therefore the Company recorded a full valuation allowance of $5,116,00 against the net deferred tax assets as of and for the fiscal year ended June 30, 2022. Additionally, upon further analysis, the Company has determined the carrying value of the Bioprocessing Systems reporting unit exceeded its fair value and that the associated goodwill was impaired. The Company recorded a goodwill impairment charge of $4,280,100 to write off all the goodwill allocated to the Bioprocessing Systems reporting unit as the excess of carrying value over fair value was higher than the recorded amount of goodwill for the reporting unit, as of and for the fiscal year ended June 30, 2022.

Description of Annual Restatement Tables

The following tables present the effect of the restatement on our previously reported consolidated statement of operations and comprehensive loss, balance sheet, statement of changes in stockholders’ equity, and statement of cash flows for the year ended June, 2022 for which the values were derived from our Annual Report on Form 10-K for the fiscal year ended June 30, 2022 filed on September 28,2022.  Certain reclassifications between captions on the statement of cash flows are included in the effect of restatement column to conform to current reporting.

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2022

	As Filed	Effect of Restatement		As Restated
ASSETS
Current assets:
Cash and cash equivalents	$2,971,100	$		$2,971,100
Investment securities	6,391,600			6,391,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021	1,501,400			1,501,400
Inventories	4,696,300			4,696,300
Income tax receivable	161,100			161,100
Prepaid expenses and other current assets	547,600			547,600
Assets of discontinued operations	200			200
Total current assets	16,269,300		-	16,269,300

Property and equipment, net	1,005,600			1,005,600
Goodwill	4,395,400		(4,280,100)	115,300
Other intangible assets, net	2,079,800			2,079,800
Deferred taxes	3,743,600		(3,743,600)	-
Operating lease right-of-use assets	1,475,500			1,475,500
Other assets	62,400			62,400
Total assets	$29,031,600		$(8,023,700)	$21,007,900

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$1,105,900	$		$1,105,900
Accrued expenses	796,000			796,000
Contract liabilities	29,000			29,000
Contingent consideration, current portion	-			-
Bank overdraft
Lease liabilities, current portion	299,300			299,300
Paycheck Protection Program loan	-			-
Liabilities of discontinued operations	-			-
Total current liabilities	2,230,200			2,230,200

Contingent consideration payable, less current portion	-			-
Lease liabilities, less current portion	1,239,600			1,239,600
Other long-term liabilities	-			-
Total liabilities	3,469,800			3,469,800

Shareholders’ equity:
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021	351,200			351,200
Additional paid-in capital	31,664,100			31,664,100
Accumulated comprehensive loss	(105,600)			(105,600)
Accumulated deficit	(6,295,500)		(8,023,700)	(14,319,200)
	25,614,200		(8,023,700)	17,590,500
Less common stock held in treasury at cost, 19,802 shares	52,400			52,400
Total shareholders’ equity	25,561,800		(8,023,700)	17,538,100

Total liabilities and shareholders’ equity	$29,031,600		$(8,023,700)	$21,007,900

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

FOR THE YEAR ENDED JUNE 30, 2022

	As Filed	Effects of Restatement		As Restated

Revenues	$11,400,500	$		$11,400,500

Cost of revenues	5,663,800			5,663,800

Gross profit	5,736,700			5,736,700

Operating expenses:
General and administrative	5,816,600			5,816,600
Selling	4,310,800			4,310,800
Research and development	2,873,300			2,873,300
Goodwill impairment charge	-		4,280,100	4,280,100

Total operating expenses	13,000,700		4,280,100	17,280,800

Loss from operations	(7,264,000)		(4,280,100)	(11,544,100)

Other income:
Other income, net	185,100			185,100
Interest income	77,300			77,300
Total other income, net	262,400		-	262,400

Loss from continuing operations before income tax benefit	(7,001,600)		(4,280,100)	(11,281,700)

Income tax benefit, current	(99,200)		-	(99,200)
Income tax (benefit)/expense, deferred	(1,253,600)		3,743,600	2,490,000
Total income tax (benefit)/expense	(1,352,800)		3,743,600	2,390,800

Loss from continuing operations	(5,648,800)		(8,023,700)	(13,672,500)

Discontinued operations (Note 18):

Gain (loss) from discontinued operations, net of tax	4,400			4,400

Net loss	(5,644,400)		(8,023,700)	(13,668,100)

Comprehensive gain (loss):
Unrealized holding loss on investment securities, net of tax	(10,200)			(10,200)
Foreign currency translation adjustment	(86,200)			(86,200)
Comprehensive loss	(96,400)		-	(96,400)

Total comprehensive loss	$(5,740,800)		$(8,023,700)	$(13,764,500)

Basic loss per common share

Continuing operations	$(0.85)		$(1.21)	$(2.06)
Discontinued operations	$0.00		$0.00	$0.00
Consolidated operations	$(0.85)		$(1.21)	$(2.06)

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY

FOR THE YEAR ENDED JUNE 30, 2022

	Common Stock		Additional Paid-	Accumulated Other Comprehensive	Retained Earnings (Accumulated	Treasury Stock		Total Stockholders'
	Shares	Amount	in Capital	Income (Loss)	Deficit)	Shares	Amount	Equity
As Filed
Balance as of June 30, 2021	6,477,945	$324,000	$26,613,500	$(9,200)	$(651,100)	19,802	$52,400	$26,224,800

Net loss	-	-	-	-	(5,644,400)	-	-	(5,644,400)

Issuance of Common Stock and Warrants, net of issuance cost (Note 14 )	545,456	27,200	2,700,000	-	-	-	-	2,727,200

Foreign currency translation adjustment	-	-		(86,200)	-	-	-	(86,200)

Unrealized holding loss on investment securities, net of tax	-	-	-	(10,200)	-	-	-	(10,200)

Stock-based compensation	-	-	2,350,600	-	-	-	-	2,350,600

Balance as of June 30, 2022 - As filed	7,023,401	$351,200	$31,664,100	$(105,600)	$(6,295,500)	19,802	$52,400	$25,561,800

Effects of Restatement - Net loss June 30, 2022	-	-	-	-	(8,023,700)	-	-	(8,023,700)

As Restated
Balance as of June 30, 2022	7,023,401	$351,200	$31,664,100	$(105,600)	$(14,319,200)	19,802	$52,400	$17,538,100

SCIENTIFIC INDUSTRIES, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED JUNE 30, 2022

	As Filed	Effect of restatement	As Restated
Operating activities:
Net loss	$(5,644,400)	$(8,023,700)	$(13,668,100)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss/(Gain) on sale of investments	32,700		32,700
Unrealized holding loss on investments	233,700		233,700
Provision for bad debt			-
Extinguishment of debt	(433,800)		(433,800)
Depreciation and amortization	688,200		688,200
Deferred income taxes	(1,253,600)	3,743,600	2,490,000
Loss on disposal of subsidiary	-		-
Stock-based compensation	2,350,600		2,350,600
Change in fair value of contingent consideration	(42,500)		(42,500)
Goodwill impairment charge		4,280,100	4,280,100
Changes in operating assets and liabilities:
Trade accounts receivable	(206,700)		(206,700)
Inventories	(1,719,200)		(1,719,200)
Carrying value of right of use assets	(810,200)		(810,200)
Income tax receivable	172,200		172,200
Prepaid and other current assets	(207,800)		(207,800)
Accounts payable	652,400		652,400
Deferred Revenue	-		-
Contract liabilities	29,000		29,000
Contingent Consideration	-		-
Lease Liabilities	807,900		807,900
Other assets	(8,100)		(8,100)
Other long term liabilities	(10,900)		(10,900)
Accrued expenses and taxes	180,300		180,300
Total adjustments	454,200	-	8,477,900

Net cash used in operating activities	(5,190,200)	-	(5,190,200)

Investing activities:
Redemption of investment securities	2,709,800		2,709,800
Purchase of investment securities	(5,634,500)		(5,634,500)
Proceeds from sale of Altamira	-		-
Purchase of Aquila, net of cash acquired	-		-
Capital expenditures	(757,600)		(757,600)
Purchase of other intangible assets	(67,000)		(67,000)
Net cash used in investing activities	(3,749,300)		(3,749,300)

Financing activities:
Proceeds from issuance of common stock	3,000,000		3,000,000
Issuance of common stock and warrants	(272,800)		(272,800)
Payments of contingent consideration	(98,800)		(98,800)
Bank overdraft	(321,700)		(321,700)

Net cash received provided by financing activities	2,306,700		2,306,700

Effect of changes in foreign currency exchange rates on cash and cash equivalents	(71,300)		(71,300)

Net decrease in cash and cash equivalents	(6,704,100)		(6,704,100)
Cash and cash equivalents, beginning of year	9,675,200		9,675,200
Cash and cash equivalents, end of year	$2,971,100		$2,971,100

SUPPLEMENTAL DISCLOSURES:
Cash paid during the period for:
Income taxes	$-		$-
Noncash financing activities:
Record right-of-use assets	$1,010,900		$1,010,900
Record lease liabilities	$1,010,400		$1,010,400